Rule 497(d)

                                    FT 396

                        Bandwidth FlexPortfolio Series
                       e-Business FlexPortfolio Series
                      New e-conomy FlexPortfolio Series

              Supplement to the Prospectus dated January 6, 2000

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002